UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1.  Schedule on Investments.

THE ALGER INSTITUTIONAL FUNDS  |

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—97.9%

AEROSPACE & DEFENSE—3.3%
BE Aerospace Inc. *	335,600	$5,423,296
General Dynamics Corp.	137,200	7,599,508
Goodrich Corp.	42,700	2,193,072
Lockheed Martin Corp.	83,000	6,205,080
		21,420,956
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service Inc., Cl. B	84,900	4,561,677

APPLICATION SOFTWARE—1.9%
Adobe Systems Inc. *	144,500	4,684,690
Nice Systems Ltd. #*	87,500	2,395,750
Solera Holdings Inc. *	69,300	1,866,249
Synopsys Inc. *	142,900	2,855,142
		11,801,831
BIOTECHNOLOGY—3.4%
Alexion Pharmaceuticals Inc. *	42,900	1,889,745
Amgen Inc. *	87,700	5,464,587
Celgene Corp. *	118,200	6,732,672
Cephalon Inc. *	94,400	5,536,560
Human Genome Sciences Inc. *	140,000	2,002,000
		21,625,564
CASINOS & GAMING—1.2%
International Game Technology	233,600	4,613,600
Las Vegas Sands Corp. *	135,100	1,263,185
MGM Mirage *	215,600	1,558,788
		7,435,573
COAL & CONSUMABLE FUELS—0.5%
Patriot Coal Corp.*	398,900	3,338,793

COMMUNICATIONS EQUIPMENT—5.0%
Brocade Communications Systems Inc. *	1,005,100	7,900,086
Cisco Systems Inc. *	352,900	7,767,329
Qualcomm Inc.	219,900	10,161,579
Research In Motion Ltd. *	73,700	5,601,200
		31,430,194
COMPUTER & ELECTRONICS RETAIL—0.1%
Best Buy Co., Inc.	25,200	941,724

COMPUTER HARDWARE—6.4%
Apple Inc. *	148,700	24,296,093
Hewlett-Packard Co.	204,500	8,854,850
International Business Machines Corp.	64,700	7,630,071
		40,781,014
COMPUTER STORAGE & PERIPHERALS—1.9%
EMC Corp. *	338,400	5,096,304
Seagate Technology	555,300	6,685,812
		11,782,116
CONSTRUCTION & ENGINEERING—0.5%
Fluor Corp.	16,900	892,320

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & ENGINEERING—(CONT.)
Foster Wheeler AG *	104,393	$2,411,478
		3,303,798
CONSUMER ELECTRONICS—0.2%
Harman International Industries Inc.	41,600	1,026,688

DATA PROCESSING & OUTSOURCED SERVICES—2.2%
Mastercard Inc.	43,500	8,440,305
Visa Inc., Cl. A	85,800	5,616,468
		14,056,773
DISTILLERS & VINTNERS—0.3%
Central European Distribution Corp.*	74,200	2,130,282

DIVERSIFIED BANKS—0.5%
Comerica Inc.	144,200	3,437,728

DIVERSIFIED CHEMICALS—0.1%
FMC Corporation*	19,400	943,616

DRUG RETAIL—0.2%
CVS Caremark Corp.	43,900	1,469,772

EDUCATION SERVICES—1.0%
ITT Educational Services Inc.*	65,300	6,356,955

ELECTRIC UTILITIES—0.6%
Northeast Utilities	148,300	3,412,383

ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
General Cable Corp.*	26,700	1,035,159

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Monsanto Co.	19,500	1,638,000
Mosaic Co., /The	72,600	3,786,090
		5,424,090
FOOD RETAIL—1.7%
Kroger Co., /The	507,200	10,843,936

HEALTH CARE EQUIPMENT—3.6%
Baxter International Inc.	181,400	10,225,518
Covidien PLC	261,740	9,896,389
Insulet Corp. *	133,500	894,450
Zimmer Holdings Inc. *	34,900	1,626,340
		22,642,697
HEALTH CARE FACILITIES—0.2%
Universal Health Services Inc., Cl. B	22,800	1,267,908

HEALTH CARE SERVICES—2.0%
Express Scripts Inc. *	99,600	6,975,984
Medco Health Solutions Inc. *	110,800	5,856,888
		12,832,872
HEALTH CARE SUPPLIES—1.1%
Inverness Medical Innovations Inc.*	204,700	6,888,155

HOME ENTERTAINMENT SOFTWARE—0.7%
Electronic Arts Inc.*	219,900	4,721,253

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOME IMPROVEMENT RETAIL—0.8%
Lowe’s Companies, Inc.	221,100	$4,965,906

HOMEFURNISHING RETAIL—0.1%
Bed Bath & Beyond Inc.*	18,000	625,500

HOTELS RESORTS & CRUISE LINES—0.1%
Royal Caribbean Cruises Ltd.	24,600	357,192

HOUSEHOLD PRODUCTS—0.8%
Energizer Holdings Inc.*	77,900	4,990,274

HOUSEWARES & SPECIALTIES—0.5%
Newell Rubbermaid Inc.	227,500	2,927,925

HYPERMARKETS & SUPER CENTERS—2.3%
Wal-Mart Stores Inc.	278,200	13,876,616

INDUSTRIAL CONGLOMERATES—1.1%
Tyco International Ltd.	221,000	6,678,620

INTEGRATED OIL & GAS—2.3%
Chevron Corp.	204,300	14,192,721

INTEGRATED TELECOMMUNICATION SERVICES—1.1%
AT&T Inc.	260,000	6,819,800

INTERNET RETAIL—1.4%
Amazon.com Inc. *	27,900	2,392,704
Expedia Inc. *	332,400	6,884,004
		9,276,708
INTERNET SOFTWARE & SERVICES—6.4%
eBay Inc. *	344,900	7,329,125
Google Inc., Cl. A *	21,100	9,348,355
IAC/InterActiveCorp. *	484,700	8,923,327
Sina Corp. *	145,400	4,824,372
Yahoo! Inc. *	698,600	10,003,952
		40,429,131
INVESTMENT BANKING & BROKERAGE—1.2%
Goldman Sachs Group Inc., /The	9,100	1,486,030
Morgan Stanley	203,100	5,788,350
		7,274,380
IT CONSULTING & OTHER SERVICES—0.8%
Cognizant Technology Solutions Corp., Cl. A*	169,800	5,024,382

LIFE & HEALTH INSURANCE—2.0%
Lincoln National Corp.	148,300	3,142,477
Prudential Financial Inc.	210,300	9,309,981
		12,452,458
LIFE SCIENCES TOOLS & SERVICES—1.7%
Life Technologies Corp. *	160,300	7,298,459
Thermo Fisher Scientific Inc. *	68,500	3,101,680
		10,400,139
MANAGED HEALTH CARE—0.7%
WellPoint Inc.*	82,300	4,332,272

METAL & GLASS CONTAINERS—2.4%
Crown Holdings Inc. *	188,900	4,741,390

	SHARES	VALUE
COMMON STOCKS—(CONT.)

METAL & GLASS CONTAINERS—(CONT.)
Owens-Illinois Inc. *	294,500	$9,995,330
		14,736,720
MOVIES & ENTERTAINMENT—1.1%
Regal Entertainment Group, Cl. A	287,500	3,576,500
Walt Disney Co., /The	124,200	3,119,904
		6,696,404
MULTI-UTILITIES—0.5%
Veolia Environnement#	93,600	3,220,776

OFFICE REITS—0.2%
Boston Properties Inc.	26,200	1,385,980

OIL & GAS DRILLING—0.8%
Transocean Ltd.*	59,600	4,749,524

OIL & GAS EQUIPMENT & SERVICES—0.7%
Weatherford International Ltd.*	240,600	4,513,656

OIL & GAS EXPLORATION & PRODUCTION—2.8%
Chesapeake Energy Corp.	425,100	9,114,144
Nexen Inc.	297,400	6,188,894
Plains Exploration & Production Co. *	80,800	2,314,920
		17,617,958
OIL & GAS REFINING & MARKETING—0.5%
NuStar Energy LP	52,900	2,974,567

OIL & GAS STORAGE & TRANSPORTATION—0.4%
Magellan Midstream Holdings LP	123,100	2,782,060

OTHER DIVERSIFIED FINANCIAL SERVICES—2.5%
Bank of America Corp.	404,600	5,984,034
BM&F Bovespa SA	487,800	3,134,771
JPMorgan Chase & Co.	179,000	6,918,350
		16,037,155
PAPER PRODUCTS—0.2%
International Paper Co.	83,600	1,572,516

PHARMACEUTICALS—5.2%
Abbott Laboratories	419,700	18,882,303
Allergan Inc.	30,700	1,640,301
Pfizer Inc.	375,400	5,980,122
Wyeth	139,500	6,493,725
		32,996,451
PROPERTY & CASUALTY INSURANCE—1.1%
Travelers Cos., Inc., /The	157,600	6,787,832

PUBLISHING—0.9%
McGraw-Hill Cos., Inc., /The	190,200	5,962,770

RAILROADS—1.0%
Burlington Northern Santa Fe Corp.	81,000	6,365,790

REGIONAL BANKS—0.2%
Regions Financial Corp.	295,900	1,307,878

RESTAURANTS—0.8%
McDonald’s Corp.	87,800	4,834,268

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SEMICONDUCTORS—4.7%
Broadcom Corp., Cl. A *	141,600	$3,997,368
Intel Corp.	245,600	4,727,800
Marvell Technology Group Ltd. *	428,500	5,716,190
ON Semiconductor Corp. *	1,357,100	9,906,830
Skyworks Solutions Inc. *	392,300	4,738,984
Taiwan Semiconductor Manufacturing Co., Ltd. #	59,999	628,190
		29,715,362
SOFT DRINKS—1.1%
Hansen Natural Corp. *	30,600	948,906
PepsiCo Inc.	109,600	6,219,800
		7,168,706
SPECIALIZED FINANCE—0.6%
Moody’s Corp.	60,800	1,443,392
NYSE Euronext	87,800	2,366,210
		3,809,602
SPECIALTY CHEMICALS—0.0%
Albemarle Corp.	5,900	175,289

STEEL—0.2%
Steel Dynamics Inc.	75,400	1,233,544

SYSTEMS SOFTWARE—3.1%
Microsoft Corp.	832,200	19,573,344

THRIFTS & MORTGAGE FINANCE—0.3%
TFS Financial Corp.	145,300	1,612,830

TOBACCO—1.9%
Philip Morris International Inc.	251,850	11,736,210

TRUCKING—1.0%
Hertz Global Holdings Inc.*	643,900	6,078,416

TOTAL COMMON STOCKS (Cost $592,420,374)		617,183,139

CONVERTIBLE PREFERRED STOCK—0.7%

DIVERSIFIED METALS & MINING—0.7%
Vale Capital II, 6.75%, 6/15/2012 (Cost $3,578,916)	69,313	4,222,548

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—2.1%

TIME DEPOSITS—2.1%
Wells Fargo Grand Cayman, 0.03%, 8/03/09 (Cost $13,171,355)	13,171,355	13,171,355

Total Investments (Cost $609,170,645)(a)	100.7%	634,577,042
Liabilities in Excess of Other Assets	(0.7)	(4,601,580)

NET ASSETS	100.0%	$629,975,462

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $637,832,534 amounted to $3,255,492 which consisted of aggregate gross unrealized appreciation of $59,721,342 and aggregate gross unrealized depreciation of $62,976,834.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—98.5%

AEROSPACE & DEFENSE—3.4%
Boeing Co., /The	8,500	$364,735
General Dynamics Corp.	7,500	415,425
Lockheed Martin Corp.	9,800	732,648
		1,512,808
AIR FREIGHT & LOGISTICS—1.0%
United Parcel Service Inc., Cl. B	8,100	435,213

APPAREL RETAIL—0.8%
Gap Inc., /The	20,400	332,928

ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Invesco Ltd.	12,500	246,875

BIOTECHNOLOGY—3.5%
Amgen Inc. *	4,350	271,049
Biogen Idec Inc. *	4,800	228,240
Celgene Corp. *	11,300	643,647
Gilead Sciences Inc. *	8,350	408,566
		1,551,502
COAL & CONSUMABLE FUELS—0.5%
Consol Energy Inc.	5,800	206,074

COMMUNICATIONS EQUIPMENT—5.3%
Cisco Systems Inc. *	51,500	1,133,515
Qualcomm Inc.	17,300	799,433
Research In Motion Ltd. *	5,650	429,400
		2,362,348
COMPUTER & ELECTRONICS RETAIL—1.2%
Best Buy Co., Inc.	9,550	356,884
GameStop Corp., Cl. A *	7,900	172,931
		529,815
COMPUTER HARDWARE—7.2%
Apple Inc. *	9,300	1,519,526
Hewlett-Packard Co.	19,950	863,835
International Business Machines Corp.	6,900	813,717
		3,197,078
COMPUTER STORAGE & PERIPHERALS—1.0%
EMC Corp.*	29,650	446,529

CONSTRUCTION & ENGINEERING—0.5%
Jacobs Engineering Group Inc.*	5,200	213,096

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.6%
Caterpillar Inc.	6,350	279,781
Deere & Co.	9,350	408,969
		688,750
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Affiliated Computer Services Inc., Cl. A *	3,750	177,788
Mastercard Inc.	3,400	659,702
Visa Inc., Cl. A	5,300	346,938
Western Union Co., /The	11,550	201,894
		1,386,322

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED BANKS—0.6%
Wells Fargo & Co.	10,700	$261,722

DIVERSIFIED CHEMICALS—0.7%
EI Du Pont de Nemours & Co.	9,250	286,103

DRUG RETAIL—2.3%
CVS Caremark Corp.	13,850	463,698
Walgreen Co.	18,100	562,005
		1,025,703
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
First Solar Inc.*	1,300	200,707

FERTILIZERS & AGRICULTURAL CHEMICALS—1.8%
Monsanto Co.	6,800	571,199
Potash Corporation of Saskatchewan Inc.	2,650	246,477
		817,676
FOOD RETAIL—1.1%
Kroger Co., /The	22,550	482,119

FOOTWEAR—0.9%
NIKE Inc., Cl. B	7,250	410,640

GENERAL MERCHANDISE STORES—0.6%
Target Corp.	6,100	266,082

GOLD—0.8%
Goldcorp Inc.	8,800	331,672

HEALTH CARE EQUIPMENT—4.1%
Baxter International Inc.	7,550	425,594
Boston Scientific Corp. *	20,600	221,244
Covidien PLC	11,450	432,924
St. Jude Medical Inc. *	2,950	111,245
Stryker Corp.	6,350	246,888
Zimmer Holdings Inc. *	7,550	351,830
		1,789,725
HEALTH CARE SERVICES—1.0%
Express Scripts Inc.*	6,300	441,252

HOME ENTERTAINMENT SOFTWARE—2.5%
Activision Blizzard Inc. *	25,850	295,983
Electronic Arts Inc. *	19,550	419,738
Nintendo Co., Ltd. #	11,350	375,912
		1,091,633
HOME IMPROVEMENT RETAIL—0.8%
Lowe’s Companies, Inc.	15,600	350,376

HOTELS RESORTS & CRUISE LINES—1.2%
Carnival Corp.	10,850	303,691
Marriott International Inc., Cl. A	9,474	204,070
		507,761
HOUSEHOLD PRODUCTS—1.6%
Procter & Gamble Co., /The	12,350	685,549

HYPERMARKETS & SUPER CENTERS—2.7%
Costco Wholesale Corp.	5,100	252,450

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HYPERMARKETS & SUPER CENTERS—(CONT.)
Wal-Mart Stores Inc.	18,850	$940,238
		1,192,688
INDUSTRIAL CONGLOMERATES—1.3%
Tyco International Ltd.	18,300	553,026

INTEGRATED OIL & GAS—2.3%
Chevron Corp.	6,900	479,343
Exxon Mobil Corp.	7,600	534,964
		1,014,307
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
AT&T Inc.	11,100	291,153

INTERNET RETAIL—0.8%
Amazon.com Inc.*	3,900	334,464

INTERNET SOFTWARE & SERVICES—4.6%
eBay Inc. *	24,350	517,438
Google Inc., Cl. A *	2,413	1,069,079
Yahoo! Inc. *	29,150	417,428
		2,003,945
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	12,050	343,425

IT CONSULTING & OTHER SERVICES—1.0%
Cognizant Technology Solutions Corp., Cl. A*	14,150	418,699

LIFE & HEALTH INSURANCE—0.7%
Prudential Financial Inc.	6,550	289,969

LIFE SCIENCES TOOLS & SERVICES—1.0%
Thermo Fisher Scientific Inc.*	9,350	423,368

MANAGED HEALTH CARE—0.6%
UnitedHealth Group Inc.	9,250	259,555

MOVIES & ENTERTAINMENT—0.7%
Viacom Inc., Cl. B*	13,850	320,766

OIL & GAS DRILLING—1.0%
Transocean Ltd.*	5,547	442,040

OIL & GAS EQUIPMENT & SERVICES—0.5%
Weatherford International Ltd.*	11,950	224,182

OIL & GAS EXPLORATION & PRODUCTION—2.7%
Anadarko Petroleum Corp.	8,600	414,520
Chesapeake Energy Corp.	20,800	445,952
Nexen Inc.	15,200	316,312
		1,176,784
OTHER DIVERSIFIED FINANCIAL SERVICES—1.9%
Bank of America Corp.	13,900	205,581
JPMorgan Chase & Co.	17,150	662,847
		868,428
PACKAGED FOODS & MEATS—1.2%
General Mills Inc.	3,500	206,185
Kraft Foods Inc., Cl. A	11,600	328,744
		534,929

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—6.5%
Abbott Laboratories	22,200	$998,777
Allergan Inc.	6,900	368,667
Johnson & Johnson	11,850	721,547
Pfizer Inc.	15,100	240,543
Wyeth	11,250	523,688
		2,853,222
PROPERTY & CASUALTY INSURANCE—0.6%
Travelers Cos., Inc., /The	5,600	241,192

RAILROADS—1.5%
Burlington Northern Santa Fe Corp.	8,500	668,015

RESTAURANTS—2.1%
McDonald’s Corp.	10,150	558,859
Starbucks Corp. *	19,900	352,230
		911,089
SEMICONDUCTORS—2.7%
Broadcom Corp., Cl. A *	12,700	358,521
Intel Corp.	22,850	439,863
Taiwan Semiconductor Manufacturing Co., Ltd. #	34,422	360,398
		1,158,782
SOFT DRINKS—3.2%
Coca-Cola Co., /The	13,400	667,856
PepsiCo Inc.	12,500	709,375
		1,377,231
SPECIALIZED FINANCE—1.1%
CME Group Inc.	662	184,585
NYSE Euronext	12,150	327,443
		512,028
SYSTEMS SOFTWARE—3.1%
Microsoft Corp.	57,400	1,350,048

TOBACCO—2.9%
Altria Group Inc.	23,300	408,449
Philip Morris International Inc.	18,400	857,440
		1,265,889
TOTAL COMMON STOCKS (Cost $44,893,570)		43,087,282

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—1.3%

TIME DEPOSITS—1.3%
Wells Fargo Grand Cayman, 0.03%, 8/03/09 (Cost $547,590)	547,590	547,590

Total Investments (Cost $45,441,160)(a)	99.8%	43,634,872
Other Assets in Excess of Liabilities	0.2	91,941

NET ASSETS	100.0%	$43,726,813

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $46,417,359 amounted to $2,782,487 which consisted of aggregate gross unrealized appreciation of $3,266,064 and aggregate gross unrealized depreciation of $6,048,551.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—95.4%

AEROSPACE & DEFENSE—0.8%
BE Aerospace Inc.*	440,890	$7,124,782

APPAREL RETAIL—0.7%
Chico’s FAS Inc.*	571,300	6,552,811

APPLICATION SOFTWARE—3.4%
Informatica Corp. *	468,800	8,621,232
SolarWinds Inc. *	437,400	8,748,000
TIBCO Software Inc. *	1,088,990	9,506,883
VanceInfo Technologies Inc. #*	240,700	3,646,605
		30,522,720
ASSET MANAGEMENT & CUSTODY BANKS—3.3%
Affiliated Managers Group Inc. *	212,600	14,035,852
Cohen & Steers Inc.	285,300	5,212,431
Invesco Ltd.	589,800	11,648,550
		30,896,833
BIOTECHNOLOGY—2.9%
Alexion Pharmaceuticals Inc. *	123,000	5,418,150
Cephalon Inc. *	91,300	5,354,745
Human Genome Sciences Inc. *	86,100	1,231,230
Metabolix Inc. *	1,108,660	10,266,192
OSI Pharmaceuticals Inc. *	129,800	4,385,942
		26,656,259
CASINOS & GAMING—2.2%
International Game Technology	503,400	9,942,150
Las Vegas Sands Corp. *	1,103,100	10,313,985
		20,256,135
COAL & CONSUMABLE FUELS—0.6%
Patriot Coal Corp.*	682,800	5,715,036

COMMUNICATIONS EQUIPMENT—3.5%
Brocade Communications Systems Inc. *	1,524,700	11,984,142
Research In Motion Ltd. *	106,200	8,071,200
Riverbed Technology Inc. *	368,600	7,375,686
Starent Networks Corp. *	194,300	4,659,314
		32,090,342
COMPUTER & ELECTRONICS RETAIL—1.7%
Best Buy Co., Inc.	78,100	2,918,597
GameStop Corp., Cl. A *	551,200	12,065,768
		14,984,365
COMPUTER HARDWARE—1.9%
Apple Inc.*	104,400	17,057,916

COMPUTER STORAGE & PERIPHERALS—2.1%
NetApp Inc. *	612,200	13,750,012
Seagate Technology	414,800	4,994,192
		18,744,204
CONSUMER ELECTRONICS—1.1%
Harman International Industries Inc.	417,100	10,294,028

DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Affiliated Computer Services Inc., Cl. A*	247,400	11,729,234

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED METALS & MINING—0.3%
Thompson Creek Metals Co., Inc.*	171,700	$2,498,235

EDUCATION SERVICES—2.3%
Corinthian Colleges Inc. *	630,400	9,733,376
ITT Educational Services Inc. *	111,800	10,883,730
		20,617,106
ELECTRICAL COMPONENTS & EQUIPMENT—3.1%
AMETEK Inc.	348,600	11,280,697
First Solar Inc. *	62,200	9,603,058
General Cable Corp. *	162,400	6,296,248
		27,180,003
FERTILIZERS & AGRICULTURAL CHEMICALS—1.0%
Monsanto Co.	57,500	4,830,000
Mosaic Co., /The	79,000	4,119,850
		8,949,850
FOOD RETAIL—1.4%
Whole Foods Market Inc.*	541,900	13,108,561

FOOTWEAR—1.0%
Iconix Brand Group Inc.*	504,500	8,838,840

GENERAL MERCHANDISE STORES—1.5%
Dollar Tree Inc.*	291,200	13,430,144

GOLD—0.4%
Yamana Gold Inc.	345,800	3,281,642

HEALTH CARE EQUIPMENT—1.8%
Covidien PLC	178,100	6,733,961
Insulet Corp. *	793,700	5,317,790
St. Jude Medical Inc. *	100,600	3,793,626
		15,845,377
HEALTH CARE FACILITIES—2.3%
Community Health Systems Inc. *	151,500	4,290,480
Universal Health Services Inc., Cl. B	168,600	9,375,846
VCA Antech Inc. *	262,600	6,717,308
		20,383,634
HEALTH CARE SERVICES—2.1%
Express Scripts Inc. *	162,900	11,409,516
Laboratory Corporation of America Holdings *	116,600	7,834,354
		19,243,870
HEALTH CARE SUPPLIES—0.5%
Inverness Medical Innovations Inc.*	130,100	4,377,865

HEAVY ELECTRICAL EQUIPMENT—0.8%
Vestas Wind Systems A/S*	106,800	7,483,534

HOME ENTERTAINMENT SOFTWARE—2.9%
Activision Blizzard Inc. *	659,000	7,545,550
Nintendo Co., Ltd. #	475,030	15,732,994
Rosetta Stone Inc. *	82,500	2,531,925
		25,810,469
HOMEBUILDING—0.6%
KB Home	314,200	5,243,998

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDUSTRIAL GASES—1.5%
Praxair Inc.	182,300	$14,252,214

INDUSTRIAL MACHINERY—2.6%
Clarcor Inc.	350,700	11,611,677
SPX Corp.	225,500	11,910,910
		23,522,587
INTERNET RETAIL—2.5%
Expedia Inc. *	868,200	17,980,422
Shutterfly Inc. *	308,300	4,951,298
		22,931,720
INTERNET SOFTWARE & SERVICES—2.7%
eBay Inc. *	770,700	16,377,375
OpenTable Inc. *	86,800	2,577,960
Yahoo! Inc. *	385,300	5,517,496
		24,472,831
INVESTMENT BANKING & BROKERAGE—0.9%
Lazard Ltd., Cl. A	220,100	8,141,499

IT CONSULTING & OTHER SERVICES—1.9%
Cognizant Technology Solutions Corp., Cl. A*	568,100	16,810,079

LEISURE PRODUCTS—0.5%
Coach Inc.	160,700	4,755,113

LIFE & HEALTH INSURANCE—1.1%
Prudential Financial Inc.	223,600	9,898,772

LIFE SCIENCES TOOLS & SERVICES—2.3%
Charles River Laboratories International Inc. *	339,000	11,210,730
Icon PLC #*	402,798	9,465,753
		20,676,483
MANAGED HEALTH CARE—0.4%
Amerigroup Corp.*	158,700	3,916,716

MOVIES & ENTERTAINMENT—0.1%
Regal Entertainment Group, Cl. A	62,800	781,232

MULTI-UTILITIES—0.8%
Veolia Environnement#	205,200	7,060,932

OIL & GAS DRILLING—1.0%
Transocean Ltd.*	111,100	8,853,559

OIL & GAS EQUIPMENT & SERVICES—0.3%
Smith International Inc.	112,500	2,827,125

OIL & GAS EXPLORATION & PRODUCTION—5.0%
Concho Resources Inc. *	228,300	7,008,810
Linc Energy Ltd. *	1,526,235	1,983,820
Nexen Inc.	490,600	10,209,386
Plains Exploration & Production Co. *	529,300	15,164,445
Quicksilver Resources Inc. *	935,500	10,720,830
		45,087,291
OTHER DIVERSIFIED FINANCIAL SERVICES—0.9%
BM&F Bovespa SA	1,226,587	7,882,471

PACKAGED FOODS & MEATS—1.5%
General Mills Inc.	74,100	4,365,231

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PACKAGED FOODS & MEATS—(CONT.)
Ralcorp Holdings Inc. *	141,400	$8,980,314
		13,345,545
PHARMACEUTICALS—3.8%
Auxilium Pharmaceuticals Inc. *	185,700	5,743,701
Medicis Pharmaceutical Corp., Cl. A	481,169	8,237,613
Optimer Pharmaceuticals Inc. *	703,774	9,916,176
Shire PLC #	80,300	3,598,243
Teva Pharmaceutical Industries Ltd. #	141,100	7,526,274
		35,022,007
REGIONAL BANKS—0.6%
Regions Financial Corp.	1,278,700	5,651,854

RESEARCH & CONSULTING SERVICES—1.3%
FTI Consulting Inc.*	221,100	12,034,473

RESTAURANTS—1.8%
McCormick & Schmick’s Seafood Restaurants Inc. *	564,153	4,366,544
Starbucks Corp. *	660,800	11,696,160
		16,062,704
RETAIL REITS—0.3%
Simon Property Group Inc.	51,024	2,843,057

SECURITY & ALARM SERVICES—0.9%
Geo Group Inc., /The*	472,500	8,495,550

SEMICONDUCTORS—6.7%
Altera Corp.	358,700	6,704,103
Atheros Communications Inc. *	474,335	11,858,375
Broadcom Corp., Cl. A *	316,400	8,931,972
Marvell Technology Group Ltd. *	831,800	11,096,212
Mellanox Technologies Ltd. *	477,680	7,561,674
Monolithic Power Systems Inc. *	106,700	2,367,673
ON Semiconductor Corp. *	855,300	6,243,690
Skyworks Solutions Inc. *	566,000	6,837,280
		61,600,979
SOFT DRINKS—0.5%
Hansen Natural Corp.*	147,100	4,561,571

SPECIALIZED FINANCE—2.0%
IntercontinentalExchange Inc. *	90,700	8,531,242
NYSE Euronext	347,100	9,354,345
		17,885,587
SPECIALIZED REITS—0.7%
Host Hotels & Resorts Inc.	665,100	6,039,108

SPECIALTY CHEMICALS—0.5%
Nalco Holding Co.	249,900	4,420,731

SPECIALTY STORES—0.9%
PetSmart Inc.	382,000	8,545,340

SYSTEMS SOFTWARE—1.0%
Red Hat Inc.*	389,800	8,899,134

THRIFTS & MORTGAGE FINANCE—0.5%
People’s United Financial Inc.	259,800	4,221,750

	SHARES	VALUE
COMMON STOCKS—(CONT.)

WIRELESS TELECOMMUNICATION SERVICES—0.4%
SBA Communications Corp.*	152,965	$3,990,857

TOTAL COMMON STOCKS (Cost $840,928,526)		864,408,664

	PRINCIPAL AMOUNT
CORPORATE BONDS—0.3%

CASINOS & GAMING—0.3%
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 6.63%, 12/1/14(L2) (Cost $2,101,826)	2,429,000	2,265,043

CONVERTIBLE CORPORATE BONDS—1.1%

OIL & GAS DRILLING—0.4%
Transocean Inc., 1.50%, 12/15/37(L2)	3,929,000	3,609,769

WIRELESS TELECOMMUNICATION SERVICES—0.7%
SBA Communications Corp., 4.00%, 10/1/14(L2)(a)	5,922,000	6,403,162

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $9,951,535)		10,012,931

SHORT-TERM INVESTMENTS—3.3%

TIME DEPOSITS—3.3%
Citibank London, 0.03%, 8/03/09 (Cost $29,883,732)	29,883,732	29,883,732

Total Investments (Cost $882,865,619)(b)	100.1%	906,570,370
Liabilities in Excess of Other Assets	(0.1)	(1,350,947)

NET ASSETS	100.0%	$905,219,423

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.7%, of the net assets of the Fund.

(b)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $964,851,794 amounted to $58,281,424 which consisted of aggregate gross unrealized appreciation of $88,159,560 and aggregate gross unrealized depreciation of $146,440,984.

(L2)	Security classified as Level 2 for FAS 157 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS ½ ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—93.4%

AEROSPACE & DEFENSE—1.8%
BE Aerospace Inc. *	445,555	$7,200,169
Esterline Technologies Corp. *	200,875	5,710,876
Orbital Sciences Corp. *	327,900	4,439,766
		17,350,811
AIRLINES—0.8%
Airtran Holdings Inc.*	1,084,990	7,855,328

APPAREL RETAIL—3.2%
Aeropostale Inc. *	236,850	8,621,339
Chico’s FAS Inc. *	587,800	6,742,066
Childrens Place Retail Stores Inc., /The *	162,500	5,325,125
Coldwater Creek Inc. *	558,050	4,096,087
J Crew Group Inc. *	205,450	5,785,472
		30,570,089
APPLICATION SOFTWARE—8.9%
Ansys Inc. *	246,086	7,692,648
Concur Technologies Inc. *	217,550	7,503,300
Informatica Corp. *	499,550	9,186,725
Nice Systems Ltd. #*	307,505	8,419,487
Pegasystems Inc.	394,750	11,171,424
SolarWinds Inc. *	420,350	8,407,000
Solera Holdings Inc. *	370,100	9,966,792
Taleo Corp., Cl. A *	487,150	8,525,125
TIBCO Software Inc. *	834,430	7,284,574
VanceInfo Technologies Inc. #*	337,000	5,105,550
		83,262,625
BIOTECHNOLOGY—5.3%
Alexion Pharmaceuticals Inc. *	278,350	12,261,317
Allos Therapeutics Inc. *	740,550	5,976,239
Cubist Pharmaceuticals Inc. *	189,350	3,762,385
Human Genome Sciences Inc. *	393,350	5,624,905
OSI Pharmaceuticals Inc. *	202,300	6,835,716
Savient Pharmaceuticals Inc. *	406,600	6,338,894
Seattle Genetics Inc. *	409,500	4,934,475
United Therapeutics Corp. *	50,015	4,632,389
		50,366,320
CASINOS & GAMING—1.6%
Penn National Gaming Inc. *	246,050	7,802,245
WMS Industries Inc. *	203,300	7,351,328
		15,153,573
COAL & CONSUMABLE FUELS—0.4%
Patriot Coal Corp.*	447,600	3,746,412

COMMUNICATIONS EQUIPMENT—3.7%
Brocade Communications Systems Inc. *	1,107,950	8,708,486
Ciena Corp. *	162,250	1,810,710
F5 Networks Inc. *	175,200	6,503,424
Polycom Inc. *	258,405	6,137,119
Riverbed Technology Inc. *	161,650	3,234,617
Starent Networks Corp. *	356,850	8,557,263
		34,951,619

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—0.2%
Synaptics Inc.*	78,225	$1,875,053

CONSTRUCTION & ENGINEERING—1.3%
Aecom Technology Corp. *	282,350	9,148,140
URS Corp. *	68,805	3,481,533
		12,629,673
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.4%
Bucyrus International Inc.	127,350	3,754,278

CONSUMER ELECTRONICS—0.5%
Harman International Industries Inc.	172,050	4,246,194

DATA PROCESSING & OUTSOURCED SERVICES—2.5%
TeleTech Holdings Inc. *	562,270	9,401,154
VeriFone Holdings Inc. *	534,145	4,812,646
Wright Express Corp. *	341,385	9,654,369
		23,868,169
DISTILLERS & VINTNERS—0.8%
Central European Distribution Corp.*	268,400	7,705,764

DISTRIBUTORS—1.1%
LKQ Corp.*	573,890	10,295,587

EDUCATION SERVICES—1.3%
American Public Education Inc. *	165,200	5,843,124
Corinthian Colleges Inc. *	407,750	6,295,660
		12,138,784
ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	229,385	10,941,665

ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
SunPower Corp., Cl. B *	118,450	3,233,685
Woodward Governor Co.	471,350	9,257,314
		12,490,999
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Waste Connections Inc.*	381,500	10,762,115

FOOD RETAIL—0.7%
Whole Foods Market Inc.*	268,500	6,495,015

FOOTWEAR—1.0%
Iconix Brand Group Inc.*	541,205	9,481,912

HEALTH CARE DISTRIBUTORS—1.9%
Owens & Minor Inc.	187,300	8,297,390
PharMerica Corp. *	470,145	9,854,239
		18,151,629
HEALTH CARE EQUIPMENT—3.7%
Cyberonics Inc. *	226,500	3,762,165
Insulet Corp. *	569,200	3,813,640
Masimo Corp. *	172,000	4,205,400
NuVasive Inc. *	239,450	9,910,836
Thoratec Corp. *	371,000	9,326,940
Wright Medical Group Inc. *	263,100	3,662,352
		34,681,333

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE FACILITIES—1.2%
Community Health Systems Inc.*	389,850	$11,040,552

HEALTH CARE SERVICES—1.1%
Gentiva Health Services Inc.*	471,700	10,037,776

HEALTH CARE SUPPLIES—1.1%
Inverness Medical Innovations Inc.*	310,900	10,461,785

HEALTH CARE TECHNOLOGY—0.7%
Medidata Solutions Inc.*	351,700	6,488,865

HOTELS RESORTS & CRUISE LINES—1.1%
Interval Leisure Group *	321,550	3,392,353
Orient-Express Hotels Ltd., Cl. A	752,350	6,658,297
		10,050,650
HOUSEWARES & SPECIALTIES—0.9%
Tupperware Brands Corp.	236,350	8,052,445

INDUSTRIAL MACHINERY—2.6%
Actuant Corp., Cl. A	420,260	5,396,138
Clarcor Inc.	240,050	7,948,056
RBC Bearings Inc. *	416,640	9,874,368
		23,218,562
INTERNET RETAIL—0.7%
NetFlix Inc. *	79,250	3,482,245
Shutterfly Inc. *	194,500	3,123,670
		6,605,915
INTERNET SOFTWARE & SERVICES—3.8%
GSI Commerce Inc. *	685,322	12,500,273
LogMein Inc. *	51,600	1,006,716
OpenTable Inc. *	77,200	2,292,840
SkillSoft PLC #*	1,097,760	9,396,826
VistaPrint Ltd. *	261,040	10,767,900
		35,964,555
INVESTMENT BANKING & BROKERAGE—1.5%
Investment Technology Group Inc. *	355,300	7,940,955
Lazard Ltd., Cl. A	178,150	6,589,769
		14,530,724
IT CONSULTING & OTHER SERVICES—0.9%
Mantech International Corp., Cl. A*	168,000	8,954,400

LEISURE FACILITIES—0.9%
Life Time Fitness Inc.*	347,495	8,843,748

LEISURE PRODUCTS—0.2%
Phillips-Van Heusen Corp.	54,650	1,933,517

LIFE SCIENCES TOOLS & SERVICES—2.5%
Bruker Corp. *	412,000	4,144,720
Icon PLC #*	418,952	9,845,372
Parexel International Corp. *	634,512	9,815,901
		23,805,993
MANAGED HEALTH CARE—1.1%
Amerigroup Corp.*	416,550	10,280,454

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MARINE—0.3%
Genco Shipping & Trading Ltd.	121,870	$2,913,912

METAL & GLASS CONTAINERS—0.7%
Silgan Holdings Inc.	140,650	7,069,069

MOVIES & ENTERTAINMENT—0.9%
Regal Entertainment Group, Cl. A	687,250	8,549,390

MULTI-LINE INSURANCE—0.7%
Genworth Financial Inc., Cl. A	935,500	6,454,950

OIL & GAS EQUIPMENT & SERVICES—1.1%
Acergy SA #	426,300	4,557,147
Dril-Quip Inc. *	140,820	5,955,278
		10,512,425
OIL & GAS EXPLORATION & PRODUCTION—2.2%
Concho Resources Inc. *	265,310	8,145,016
Mariner Energy Inc. *	618,550	7,416,415
Quicksilver Resources Inc. *	449,200	5,147,832
		20,709,263
PACKAGED FOODS & MEATS—1.8%
Flowers Foods Inc.	393,250	9,292,498
Hain Celestial Group Inc. *	467,415	7,763,763
		17,056,261
PHARMACEUTICALS—3.1%
Auxilium Pharmaceuticals Inc. *	329,080	10,178,444
Medicis Pharmaceutical Corp., Cl. A	487,000	8,337,440
Optimer Pharmaceuticals Inc. *	777,112	10,949,508
		29,465,392
PROPERTY & CASUALTY INSURANCE—0.6%
First Mercury Financial Corp.	379,301	5,480,899

RAILROADS—0.7%
Genesee & Wyoming Inc., Cl. A*	238,300	6,503,207

REGIONAL BANKS—1.0%
Boston Private Financial Holdings Inc.	390,450	1,788,261
First Commonwealth Financial Corp.	606,550	4,045,688
Western Alliance Bancorp *	518,950	3,596,324
		9,430,273
REINSURANCE—0.5%
Platinum Underwriters Holdings Ltd.	139,600	4,711,500

RESEARCH & CONSULTING SERVICES—2.2%
FTI Consulting Inc. *	160,810	8,752,888
IHS Inc., Cl. A *	154,450	7,713,233
Resources Connection Inc. *	299,650	4,524,715
		20,990,836
RESTAURANTS—1.2%
Cheesecake Factory Inc., /The *	174,450	3,379,097
Jack in the Box Inc. *	165,550	3,493,105
McCormick & Schmick’s Seafood Restaurants Inc. *	579,185	4,482,891
		11,355,093

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SECURITY & ALARM SERVICES—1.0%
Geo Group Inc., /The*	503,900	$9,060,122

SEMICONDUCTORS—6.6%
Atheros Communications Inc. *	432,285	10,807,125
Mellanox Technologies Ltd. *	700,200	11,084,166
Microsemi Corp. *	419,850	5,730,953
Monolithic Power Systems Inc. *	348,600	7,735,434
Netlogic Microsystems Inc. *	253,000	10,054,220
ON Semiconductor Corp. *	1,060,700	7,743,110
Skyworks Solutions Inc. *	774,813	9,359,741
		62,514,749
SPECIALTY CHEMICALS—0.7%
Nalco Holding Co.	349,250	6,178,233

THRIFTS & MORTGAGE FINANCE—1.1%
Brookline Bancorp Inc.	891,800	10,389,470

WIRELESS TELECOMMUNICATION SERVICES—2.0%
SBA Communications Corp. *	396,975	10,357,078
Syniverse Holdings Inc. *	479,500	8,405,635
		18,762,713

TOTAL COMMON STOCKS (Cost $904,658,805)		881,152,645

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—5.8%

TIME DEPOSITS—5.8%
Citibank London, 0.03%, 8/3/09	35,600,000	35,600,000
Wells Fargo Grand Cayman, 0.03%, 8/3/09	18,722,369	18,722,369

TOTAL TIME DEPOSITS (Cost $54,322,369)		54,322,369

Total Investments (Cost $958,981,174)(a)	99.2%	935,475,014
Other Assets in Excess of Liabilities	0.8	7,488,812

NET ASSETS	100.0%	$942,963,826

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $959,786,684 amounted to $24,311,670 which consisted of aggregate gross unrealized appreciation of $83,905,272 and aggregate gross unrealized depreciation of $108,216,942.

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds— Capital Appreciation Fund, LargeCap Growth Fund, MidCap Growth Fund and SmallCap Growth Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair values of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

NOTE 3 — Fair Value Measurements:

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds’ investments carried at fair value:

DESCRIPTION	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Capital Appreciation Institutional Fund
Investments in securities	$627,963,267	$627,963,267	$—	$—
Total	$627,963,267	$627,963,267	$—	$—
Alger LargeCap Growth Institutional Fund
Investments in securities	$43,634,872	$43,634,872	$—	$—
Total	$43,634,872	$43,634,872	$—	$—
Alger MidCap Growth Institutional Fund
Investments in securities	$906,570,370	$894,292,396	$12,277,974	$—
Total	$906,570,370	$894,292,396	$12,277,974	$—
Alger SmallCap Growth Institutional Fund
Investments in securities	$935,475,014	$935,475,014	$—	$—
Total	$935,475,014	$935,475,014	$—	$—

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

NOTE 4 — Derivatives:

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. Purchasing put and call options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Funds’ Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 29, 2009

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 29, 2009